BORROWING COSTS	12 Months Ended
Dec. 31, 2017
Disclosure Of Borrowing Costs [Abstract]
Disclosure of borrowing costs [text block]
NOTE 12. BORROWING COSTS

Arauco estimates the average rate of borrowings to finance its current investments projects. The average rate loans to finance these investments projects were claculated to record the capitalization.

	January - December
	2017	2016
	ThU.S.$	ThU.S.$
Property, plant and equipment capitalized cost
Property, plant and equipment capitalized interest cost rate	4.91%	5.11%
Amount of the capitalized interest cost, property, plant and equipment	5,603	2,177